UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/08
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
May 12, 2008

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                23
                                              -----------
Form 13F Information Table Value Total:       $    59,302
                                              -----------
                                              (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 3/31/08



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Apple Inc.               COM  037833100  1,650    11,500 SH    SOLE              11,500
Abington Community Banc. COM  00350R106  3,560   345,000 SH    SOLE             345,000
Advanta Corporation      CLA  007942105  1,604   268,150 SH    SOLE             268,150
Advanta Corporation      CLB  007942204    773   110,000 SH    SOLE             110,000
TD Ameritrade Holding    COM  87236Y108  3,839   232,500 SH    SOLE             232,500
Berkshire Hathawayc.     CLA  084670108  2,935        22 SH    SOLE                  22
Black & Decker Corp.     COM  091797100  3,305    50,000 SH    SOLE              50,000
Cabelas, Inc.            COM  126804301  4,248   300,000 SH    SOLE             300,000
East West Bancorp Inc    COM  27579R104  1,695    95,500 SH    SOLE              95,500
El Paso Corporation      COM  28336L109  5,034   302,500 SH    SOLE             302,500
Fairpoint Communications COM  305560104     13     1,508 SH    SOLE               1,508
Federal Agric. Mortgage  CLC  313148306  7,115   272,600 SH    SOLE             272,600
Federal Agric. Mortgage  CLA  313148108  1,201    71,000 SH    SOLE              71,000
Goldman Sachs Group      COM  38141G104  3,308    20,000 SH    SOLE              20,000
Honda Motor Ltd.     AmerSHS  438128308  2,305    80,000 SH    SOLE              80,000
MBIA, Inc.               COM  55262C100  2,138   175,000 SH    SOLE             175,000
Polaris Industries, Inc. COM  731068102  4,921   120,000 SH    SOLE             120,000
Smuckers J M             COM  832696405  1,012    20,000 SH    SOLE              20,000
Terex Corp               COM  880779103  1,500    24,000 SH    SOLE              24,000
United Parcel Service    CLB  911312106  1,095    15,000 SH    SOLE              15,000
Verizon Communications   COM  92343V104  2,916    80,000 SH    SOLE              80,000
Willow Financial Bancorp COM  97111W101  1,072   145,000 SH    SOLE             145,000
Zimmer Holdings          COM  98956P102  2,063    26,500 SH    SOLE              26,500



REPORT SUMMARY:                 23      59,302